Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 22, 2014 USD ($)	Feb. 21, 2014 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Amount of charter rate being forgone			$ 51,750	$ 31,090	$ 56,682
Petrojarl I FPSO [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				2,100
Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Unreimbursed vessel operating expenses	$ (400)
Amount of charter rate being forgone					$ 31,300
FPSO Segment [Member] | Teekay Knarr As and Knarr LLC [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 9,700
Towage segment [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel			6
Amount of charter rate being forgone			$ 662
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2,200
Number of vessels | Vessel			6
Towage segment [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				1,600
UMS Segment [Member] | Arendal Spirit Ums [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2,000
Production Shortfalls [Member] | Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Indemnification of revenue loss		$ 3,100
Affiliated Entity [Member] | Towage segment [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				$ 1,000